SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Tax rate on taxable income	25.00%
Value added tax rate	17.00%
Cash, uninsured amount	$ 3,216,938	$ 11,871,674
Provision for doubtful accounts for advances to suppliers	$ 386,563	$ 18,717	$ 19,284
Dilutive public offering warrants that included in computation of diluted EPS		16,507